Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			$ 9,840		$ 13,185	$ 13,185	$ 9,840
Less accumulated depreciation and amortization			(2,131)		(1,710)	(1,710)	(2,131)
Property and equipment, net			7,709	$ 16,023	11,475	$ 11,475	$ 7,709
Depreciation expenses		$ 1,800	$ 2,300	$ 2,700	$ 4,200			$ 5,000
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			$ 5,696		$ 4,035	$ 4,035	$ 5,696
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			1,404		2,592	2,592	1,404
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross			$ 2,740		3,889	3,889	$ 2,740
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, Gross					$ 2,669	$ 2,669